Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Webull Corporation
Entity Central Index Key	0001866364
Entity File Number	001-42597
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	200
Entity Address, Address Line Two	Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33716
Class A Ordinary Shares, par value $0.00001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00001 per share
Trading Symbol	BULL
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	BULLW
Security Exchange Name	NASDAQ
Redeemable Incentive Warrants, each whole warrant exercisable for one Class A Ordinary Share at an initial exercise price of $10.00 per share
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Incentive Warrants, each whole warrant exercisable for one Class A Ordinary Share at an initial exercise price of $10.00 per share
Trading Symbol	BULLZ
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	378,463,226
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	82,988,016
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Benjamin James, Esq.
Entity Address, Address Line One	200
Entity Address, Address Line Two	Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
Entity Phone Fax Numbers [Line Items]
City Area Code	(917)
Local Phone Number	725-2448